Prepayments and other non-current assets	12 Months Ended
Dec. 31, 2015
Prepayments and other non-current assets [Abstract]
Prepayments and other non-current assets
9.	Prepayments and other non-current assets

	As of December 31,
	2014	2015
	RMB'000	RMB'000

Prepayments for acquisition of software licenses	42,833	—
Prepayments for acquisition of investees	—	19,481
Long-term loans to employees	3,423	10,321
	46,256	29,802